Finance leases - Finance lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Gross investment in finance lease receivables	£ 3,726	£ 3,164
Future finance income	(325)	(258)
Present value of minimum lease payments receivable	3,401	2,906
Un-guaranteed residual values	256	246
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Gross investment in finance lease receivables	1,333	1,130
Future finance income	(110)	(91)
Present value of minimum lease payments receivable	1,223	1,039
Un-guaranteed residual values	86	69
Over one year but not more than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Gross investment in finance lease receivables	2,012	1,750
Future finance income	(171)	(135)
Present value of minimum lease payments receivable	1,841	1,615
Un-guaranteed residual values	148	156
Over five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Gross investment in finance lease receivables	381	284
Future finance income	(44)	(32)
Present value of minimum lease payments receivable	337	252
Un-guaranteed residual values	£ 22	£ 21